FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information by year about the Company’s financial instruments that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of December 31, 2025
($ in thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public	517	517	—	—
Derivative warrant liabilities - Private	664	—	664	—
Contingent consideration liabilities	21,020	—	—	21,020
Embedded derivatives	11,833	—	—	11,833

	As of December 31, 2024
($ in thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public	1,983	1,983	—	—
Derivative warrant liabilities - Private	3,038	—	3,038	—
The Company did not transfer any assets or liabilities measured at fair value on a recurring basis between levels during the year ended December 31, 2025.
Private derivative warrants are classified as Level 2 financial instruments. The fair value of the Level 2 Private Placement Warrant liabilities has been measured based on the fair value of Public Warrant liabilities.
The Company determines the fair value of the contingent consideration liabilities based on Level 3 inputs using the Monte-Carlo method. Significant unobservable input assumptions that can significantly change the fair value include the projected amount and timing of the net sales of Saypha® products, the net sales volatility and the discount rate. During the year ended December 31, 2025, the Company utilized net sales volatility of 24.0% and discount rate of 17.0%. Significant increases or decreases in the net sales volatility, discount rate, and to the projected net revenues would result in a significantly lower or higher fair value measurement, which could materially impact the fair value reported on the consolidated balance sheet.
The Company determines the fair value of the embedded derivatives based on Level 3 inputs using a probability weighted value analysis. Significant unobservable input assumptions that can significantly change the fair value include the amount and timing of related debt repayments and the probability outcome percentage assigned to each scenario. Significant increases or decreases in the amount and timing of related debt repayments and the probability outcome percentage assigned to each scenario would result in a significantly lower or higher fair value measurement, which could materially impact the fair value reported on the consolidated balance sheet.
The following tables summarize the change of all liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

(In thousands)	Contingent Consideration	Embedded Derivatives
Liabilities:
Balance at January 1, 2025	$—	$—
Additions	21,881	12,553
Settlements	—	(864)
Change in fair value	(861)	144
Balance at December 31, 2025	$21,020	$11,833
Other Financial Assets and Liabilities
The fair values of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and all other current liabilities approximate their carrying values because of the short maturities of these instruments. Additionally, the carrying amount of debt approximates fair value due to the adjusting interest rates of the Company’s term loan, which approximate current market rates.